Commitments and Contingencies (Details)	1 Months Ended			12 Months Ended
	Jul. 31, 2017 USD ($)	Aug. 31, 2016 USD ($)	Oct. 31, 2010 USD ($)	Dec. 31, 2017 USD ($) ft² Batch	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Feb. 18, 2016	Dec. 13, 2013
Leases [Abstract]
Rent expense				$ 602,925	$ 344,341	$ 207,541
Future Minimum Rental Payments Required under Operating Leases [Abstract]
2018				602,461
2019				604,541
2020				603,371
2021				530,385
2022 and after				0
Total minimum payments required				2,340,758
Evonik [Member]
Commitments and Contingencies [Abstract]
Milestone payments paid		$ 1,000,000	$ 250,000
Evonik [Member] | Maximum [Member]
Commitments and Contingencies [Abstract]
Milestone payments to be paid				14,750,000
Oakwood Amended and Restated Master Formulation Development Agreement [Member]
Commitments and Contingencies [Abstract]
Milestone payments paid	$ 1,500,000
Remaining milestone payments to be paid				3,000,000
Remaining milestone payments to be paid no later than April 1, 2018				500,000
Remaining milestone payments to be paid no later than April 1, 2019				$ 2,500,000
Royalty Term				12 years
Period to provide written notice to terminate agreement				60 days
Oakwood Amended and Restated Master Formulation Development Agreement [Member] | Maximum [Member]
Commitments and Contingencies [Abstract]
Milestone payments to be paid				$ 4,500,000
Oakwood Manufacturing and Supply Agreement [Member]
Commitments and Contingencies [Abstract]
Period to provide written notice to terminate agreement				2 years
Number of batches required to be ordered under agreement | Batch				5
Percentage of aggregate vials of EG-1962 from all sources to be purchased under agreement				50.00%
Term of agreement				3 years
Term of automatic renewal				2 years
Period to provide written notice of non-renewal				12 months
Oakwood Manufacturing and Supply Agreement [Member] | Maximum [Member]
Commitments and Contingencies [Abstract]
Milestone payments to be paid				$ 2,250,000
Employment Agreements [Member] | Minimum [Member]
Commitments and Contingencies [Abstract]
Term for payment of severance benefits				12 months
Employment Agreements [Member] | Maximum [Member]
Commitments and Contingencies [Abstract]
Term for payment of severance benefits				18 months
Office Space in Berkeley Heights, New Jersey Under Lease Effective December 13, 2013 [Member]
Leases [Abstract]
Term of lease								63 months
Area of leased property | ft²				8,000
Writeoff of leasehold improvements				$ 67,118
Office Space in Berkeley Heights, New Jersey Under Lease Entered into February 18, 2016 [Member]
Leases [Abstract]
Term of lease							63 months
Area of leased property | ft²				20,410